Stock Based Compensation	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

15. Stock Based Compensation

On March 12, 2025, the Board of Directors and the Compensation Committee of the Company approved an Equity Incentive Plan (the “Plan”). Certain officers, directors and employees of the Company are eligible to receive awards under the Plan. During the six-month period ended June 30, 2025, a total of 3,106,929 shares were granted under the Plan either as performance bonus to the employees for services already rendered, which were immediately considered vested, or as stock-based compensation to employees of the Company and to non-employee directors for services rendered and already vested and contained future service vesting conditions. The fair value of each share granted was $2.55 which is equal to the closing price of the HMR’s common stock on the grant date.

All unvested shares are conditional upon the option holder’s continued service as an employee of the Company, or as a director until the applicable vesting date. The Company did not pay any dividends during the period from March 12, 2025, to June 30, 2025 to these shares.

The stock-based compensation expense for the six-month period ended June 30, 2025 amounted to $3,638,114 and is included in “General and administrative expenses” in the unaudited interim condensed consolidated statement of operations.

A summary of the status of the Company’s non-vested shares as of June 30, 2025, is presented below:

	Number of shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2025	—	—
Granted	3,106,929	2.55
Vested	(1,119,091)	(2.55)
Non-vested, June 30, 2025	1,987,838	2.55

The remaining unrecognized compensation cost relating to the shares granted amounting to $4,243,715 as of June 30, 2025, is expected to be recognized over the weighted average remaining period of 2.3 years, according to the contractual terms of those non-vested share awards.

From the total vested share awards of 1,119,091, the shares of 1,060,753 were issued and included in the Company’s common stock with par value $0.001.